PLAN DESCRIPTION (Details) - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period	30 days
Participate contribution, automatic deferral rate	3.00%
Participant contribution, minimum percentage of eligible base compensation	1.00%
Participant contribution, maximum percentage of eligible base compensation	75.00%
Employer contribution	$ 12,050,017
Employer contribution, vesting percentage	100.00%
Notes receivable from participants, maximum borrowing percentage	50.00%
Notes receivable from participants, maximum borrowing amount	$ 50,000
Notes receivable from participants, minimum borrowing amount	$ 1,000
Notes receivable from participants, general loan maximum borrowing term	5 years
Notes receivable from participants, primary residence maximum borrowing term	10 years
Notes receivable from participants, basis spread on variable interest rate	1.00%
Forfeited non-vested accounts balance	$ 120,000
Dividends	12,653,428
Net appreciation in fair value of investments	36,172,710
NJR stock
EBP, Description of Plan [Line Items]
Dividends	2,000,000.0
Non-Participant Directed Investments | NJR stock
EBP, Description of Plan [Line Items]
Dividends	661,456
Net appreciation in fair value of investments	$ (118,997)
Minimum
EBP, Description of Plan [Line Items]
Notes receivable from participants, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participate contribution, automatic deferral rate	6.00%
Notes receivable from participants, interest rate	9.50%
Employer matching contribution
EBP, Description of Plan [Line Items]
Employer contribution	$ 7,300,000
Employer special contribution, 1-5 years of service
EBP, Description of Plan [Line Items]
Employer contributin, special contribution percentage	4.00%
Employer special contribution, 5+ years of service
EBP, Description of Plan [Line Items]
Employer contributin, special contribution percentage	5.00%
Employer special contribution, represented employees
EBP, Description of Plan [Line Items]
Employer contribution	$ 1,800,000
Employer special contribution, non-prepresented employees
EBP, Description of Plan [Line Items]
Employer contribution	3,000,000.0
Employer special per capita contribution
EBP, Description of Plan [Line Items]
Employer contribution	$ 0
Employer contribution ESOP
EBP, Description of Plan [Line Items]
Employer contribution, vesting percentage	100.00%
Employer matching contribution, first match
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation percentage matched	3.00%
Employer matching contribution, second match
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	80.00%
Employer contribution, participant compensation percentage matched	3.00%